Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2019		Sep. 30, 2018		Dec. 31, 2018		Dec. 31, 2017
Revenues from contracts with customers	[1]	$ 1,095,320	[2]	$ 1,389,134	[2]	$ 3,441,307	[2]	$ 4,955,206	[2]	$ 6,077,667	[3]	$ 4,285,514	[3]
Subscription Services [Member]
Revenues from contracts with customers		790,021		118,544		2,248,403		3,758,099		4,409,037		3,446,651
Services On-Demand [Member]
Revenues from contracts with customers		305,299		270,590		1,192,904		1,197,107		$ 1,668,630		$ 838,863
B2C [Member]
Revenues from contracts with customers		861,494		1,164,093		2,515,178		4,244,682
B2B [Member]
Revenues from contracts with customers		$ 233,826		$ 225,041		$ 926,129		$ 710,524

[1]	All revenues are generated in the United States.
[2]	Represents revenues recognized by all types of services.
[3]	Represents revenues recognized by type of services.